PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 35,755	$ 32,014
Accumulated depreciation	23,696	18,746
Depreciated cost	12,059	13,268
Software, computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	8,220	8,378
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	687	887
Capitalized development costs
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	22,821	18,750
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 4,027	$ 3,999